Segment Reporting (Details Textual)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Segment	Jun. 30, 2017 Segment
Segment Reporting (Textual)
Number of operating segments | Segment		6	5
Reclassified revenue		$ 504,815
Container Trucking Services [Member]
Segment Reporting (Textual)
Segment revenue		$ 42,968
Segment revenue, percentage	0.00%	8.00%
Segment gross profit		$ 4,297
Segment gross profit, percentage	0.00%	2.00%
Freight Logistic Services [Member]
Segment Reporting (Textual)
Segment revenue		$ 46,937
Segment revenue, percentage	0.00%	1.00%
Segment gross profit		$ 13,989
Segment gross profit, percentage	0.00%	2.00%